FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current:
Inflation swaps	$ 0	$ 23
Deferred consideration	995	0
Total current financial liabilities	995	23
Non-current:
Inflation swaps	0	46
Deferred consideration	0	962
Total non-current financial liabilities	$ 0	$ 1,008